Property And Equipment (Components Of Property And Equipment) (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2018 USD ($) office	Apr. 30, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Tax offices closed | office	400
Document Fiscal Year Focus	2018
Property and equipment net	$ 231,888	$ 263,827
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss	7,400
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment net	62,451	69,904
Computers and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment net	91,388	111,618
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment net	69,029	74,112
Purchased software
Property, Plant and Equipment [Line Items]
Property and equipment net	7,642	6,570
Land and other non-depreciable assets
Property, Plant and Equipment [Line Items]
Property and equipment net	$ 1,378	$ 1,623